ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 3. ACCOUNTS RECEIVABLE
	2016	2015	2014
Trade Accounts Receivable	$-	$-	$-
Other Accounts Receivable	265	262	440
	$265	$262	$440

The Company carries accounts receivable at the amounts it deems to be collectible. Accordingly, the Company provides allowances for accounts receivable it deems to be uncollectible based on management’s best estimates. Recoveries are recognized in the period they are received. The ultimate amount of accounts receivable that becomes uncollectible could differ from those estimated. No reserve for bad debts was established as at September 30, 2016, 2015 and 2014 as all amounts were deemed collectible.